Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000151117 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000151117 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000151117 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000151117 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000151117 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000151117 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000151117 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151117 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151117 | Kingdom of Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151117 | Republic of Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151117 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000151117 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000151117 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000151117 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000151117 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151117 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151117 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151117 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151117 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151117 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000151118 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000151118 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000151118 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000151118 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000151118 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000151118 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000151118 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151118 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151118 | Kingdom of Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151118 | Republic of Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151118 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000151118 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000151118 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000151118 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000151118 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151118 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151118 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151118 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151118 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000151118 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000159134 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000159134 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159134 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159134 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159134 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159134 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159134 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159134 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159134 | Kingdom of Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159134 | Republic of Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159134 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000159134 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159134 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000159134 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159134 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159134 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159134 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159134 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159134 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159134 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219340 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219340 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219340 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219340 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219340 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219340 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219340 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219340 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219340 | Kingdom of Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219340 | Republic of Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219340 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000219340 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219340 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219340 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219340 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219340 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219340 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219340 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219340 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219340 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	17.60%